Related Party Transactions - Additional Information (Details) - BitNile [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ 2,600,000	$ 400,000	$ 3,900,000	$ 4,700,000	$ 5,700,000
Advances received from related party	1,200,000		1,200,000
Related party transactions	$ 480,000	$ 348,000	$ 820,000	$ 695,000	$ 1,400,000	$ 1,500,000